Employee benefits (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of defined benefit plans [line items]
Percentage of collective bargaining agreements	43.00%	43.00%	44.00%	44.00%
Percentage share of employers profits	10.00%	10.00%
Employee profit sharing amount		$ 67		$ 0
Percentage payment of workers daily integrated salary	2.00%	2.00%
Defined contribution plan expense		$ 13,687		12,838		$ 11,323
Benefits paid		$ (327)		$ (12,517)
Republic employees [Member]
Disclosure of defined benefit plans [line items]
Percentage of collective bargaining agreements	81.00%	81.00%
Agreement description	The agreement initially expired on August 15, 2016 and was extended for a further three years through August 15, 2019.	The agreement initially expired on August 15, 2016 and was extended for a further three years through August 15, 2019.
Company's quarterly contributions	The extended agreement provides the Company’s quarterly contributions to fund the Republic Retirement VEBA and Benefit Trust (the “Benefit Trust”) to be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company’s contribution to the Benefit Trust will change to $4.00 per hour for each hour worked by USW represented employees.	The extended agreement provides the Company’s quarterly contributions to fund the Republic Retirement VEBA and Benefit Trust (the “Benefit Trust”) to be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company’s contribution to the Benefit Trust will change to $4.00 per hour for each hour worked by USW represented employees.
Fixed amount per hour for each covered employees | $ / shares	$ 1.68
VEBA Benefit Trust [Member]
Disclosure of defined benefit plans [line items]
Agreement description	The cost contributions to these two funds have been reduced from USD $ 2.6 million to USD$ 0.25 million per quarter effective after the review of the collective agreement on August 16 2016.	The cost contributions to these two funds have been reduced from USD $ 2.6 million to USD$ 0.25 million per quarter effective after the review of the collective agreement on August 16 2016.
VEBA Benefit Trust [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 1,000		$ 6,900		$ 10,400
401(k) Plans [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 1,000		800		700
Profit Sharing and Incentive Compensation Plans [Member]
Disclosure of defined benefit plans [line items]
Agreement description	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement ("EBT"): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter.	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement ("EBT"): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter.
Profit Sharing and Incentive Compensation Plans [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 1,000		1,000		1,000
Benefits paid	800		900		600
Republic [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 3,600		$ 3,500		$ 10,000